INVENTORIES, NET	12 Months Ended
Jun. 30, 2023
Inventory Disclosure [Abstract]
INVENTORIES, NET

NOTE 4 – INVENTORIES, NET

Inventories consisted of the following:

	As of	As of
	June 30, 2023	June 30, 2022

Raw materials	$67,827	$117,093
Work in process	265,386	876,021
Finished goods	2,727,827	2,523,455
	3,061,040	3,516,569
Less: inventory allowance	(381,765)	(146,684)
Inventory, net	$2,679,275	$3,369,885

Inventory includes raw materials, work in progress and finished goods. Finished goods include direct material costs, direct labor costs and manufacturing overhead.

For the years ended June 30, 2023, 2022 and 2021, the Company recorded inventory write down of $246,281, $Nil and $117,703, respectively.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)